Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations [Table Text Block]

In the second quarter of 2012, the operations of the Berre refinery were deemed to have met the criteria for discontinued operations classification. As a result, the operations have been classified as discontinued operations, net of income taxes, in the Consolidated Statements of Income for all periods presented. The amounts included in Income (loss) from discontinued operations, net of tax, are summarized as follows:

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010

Sales and other operating revenues	$278	$2,852	$1,552	$660

Income (loss) from discontinued operations
before income taxes	$(24)	$(343)	$(45)	$242
(Provision for) benefit from income taxes	- -	11	- -	- -
Income (loss) from discontinued operations,
net of tax	$(24)	$(332)	$(45)	$242

Losses from discontinued operations for 2012 include benefits related to the liquidation of LIFO-valued inventory of $73 million.

The following table summarizes the assets and liabilities of the Berre refinery that are included in the Consolidated Balance Sheets. These amounts were derived from historical financial information and adjusted to exclude intercompany receivables and payables between the Berre refinery and other subsidiaries of the Company.

	December 31,	December 31,
Millions of dollars	2012	2011
Current assets related to discontinued operations:
Accounts receivable trade, net	$16	$234
Inventories	34	222
Total current assets related to discontinued operations	$50	$456

Current liabilities related to discontinued operations:
Accounts payable trade	$19	$158
Accrued liabilities	21	30
Total current liabilities related to discontinued operations	$40	$188

Long-term liabilities related to discontinued operations:
Other liabilities	$48	$121
Total long-term liabilities related to discontinued operations	$48	$121

The following table summarizes the changes in the accrual for the social plan for employees affected by the closure of the Berre refinery:

Millions of dollars	2012		2011
Beginning balance	$130	$	- -
Additions	- -		130
Cash payments	(44)		- -
Adjustment for change in estimated
population and newly enacted law	(25)		- -
Foreign currency impact	(2)		- -
Ending balance	$59		$130